INVENTORIES, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 6 — INVENTORIES, NET

Inventories, net consists of the following:

	September 30,	March 31,
	2025	2025
Purchased office equipment for sale	$1,326,282	$1,015,852
Equipment parts and supplies	893,293	755,735
Other supplies	57,668	46,615
Subtotal	2,277,243	1,818,202
Less: inventory reserve	(22,772)	(18,182)
Inventories, net	$2,254,471	$1,800,020

The Company periodically evaluates inventories against their net realizable value, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories.

NOTE 6 — INVENTORIES, NET

Inventories, net consists of the following:

	March 31,	March 31,
	2025	2024
Purchased office equipment for sale	$1,015,852	$1,239,240
Equipment parts and supplies	755,735	695,023
Other supplies	46,615	48,733
Subtotal	1,818,202	1,982,996
Less: inventory reserve	(18,182)	(19,830)
Inventories, net	$1,800,020	$1,963,166

The Company periodically evaluates inventories against their net realizable value, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories.